Annual Fund Operating Expenses (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51% [1]
Vanguard Explorer Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.34%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.